Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Jan. 19, 2021
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund
CIK	dei_EntityCentralIndexKey	0001329377
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jan. 19, 2021
Effective Date	dei_DocumentEffectiveDate	Jan. 19, 2021
Prospectus Date	rr_ProspectusDate	Jan. 19, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A